UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS - 2025 Term Loan (Details) $ in Thousands	Dec. 12, 2018 CAD ($) item	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 1,202,414	$ 650,000
2025 Term Loan
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 300,000
2025 Term Loan | Granite LP
Unsecured debentures and term loans, net
Principal issued and outstanding	$ 300,000
Number of drawdown | item	1
Proceeds from term loan	$ 300,000
Deferred financing costs	$ 1,300